Shareholder Report, Holdings (Details)	Sep. 30, 2025
C000027670 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000027670 | Taiwan Semiconductor Manufacturing Co. Ltd.FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000027670 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000027670 | Mastercard, Inc.FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000027670 | Blackrock, Inc.FR_09290D101
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000027670 | S&P Global, Inc.FR_78409V104
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000027670 | ASML Holding NVFR_ACI02GTQ9
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000027670 | Parker-Hannifin Corp.FR_701094104
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000027670 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000027670 | Home Depot, Inc.FR_437076102
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000027670 | Interactive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	41.70%
C000027670 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000027670 | IndustryFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000027670 | IndustryIT Services
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000027670 | IndustryBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000027670 | IndustryLife Sciences Tools & Services
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000027670 | IndustryHotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000027670 | IndustrySpecialty Retail
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000027670 | IndustryMachinery
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000027670 | IndustryTreasuries
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000027670 | IndustryCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000027670 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000027670 | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000027670 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000027670 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000027670 | United States
Holdings [Line Items]
Percent of Net Asset Value	65.50%
C000027671 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000027671 | Taiwan Semiconductor Manufacturing Co. Ltd.FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000027671 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000027671 | Mastercard, Inc.FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000027671 | Blackrock, Inc.FR_09290D101
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000027671 | S&P Global, Inc.FR_78409V104
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000027671 | ASML Holding NVFR_ACI02GTQ9
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000027671 | Parker-Hannifin Corp.FR_701094104
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000027671 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000027671 | Home Depot, Inc.FR_437076102
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000027671 | Interactive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	41.70%
C000027671 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000027671 | IndustryFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000027671 | IndustryIT Services
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000027671 | IndustryBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000027671 | IndustryLife Sciences Tools & Services
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000027671 | IndustryHotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000027671 | IndustrySpecialty Retail
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000027671 | IndustryMachinery
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000027671 | IndustryTreasuries
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000027671 | IndustryCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000027671 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000027671 | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000027671 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000027671 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000027671 | United States
Holdings [Line Items]
Percent of Net Asset Value	65.50%
C000182249 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000182249 | Taiwan Semiconductor Manufacturing Co. Ltd.FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000182249 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000182249 | Mastercard, Inc.FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000182249 | Blackrock, Inc.FR_09290D101
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000182249 | S&P Global, Inc.FR_78409V104
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000182249 | ASML Holding NVFR_ACI02GTQ9
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000182249 | Parker-Hannifin Corp.FR_701094104
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000182249 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000182249 | Home Depot, Inc.FR_437076102
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000182249 | Interactive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	41.70%
C000182249 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000182249 | IndustryFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000182249 | IndustryIT Services
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000182249 | IndustryBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000182249 | IndustryLife Sciences Tools & Services
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000182249 | IndustryHotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000182249 | IndustrySpecialty Retail
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000182249 | IndustryMachinery
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000182249 | IndustryTreasuries
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000182249 | IndustryCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000182249 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000182249 | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000182249 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000182249 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000182249 | United States
Holdings [Line Items]
Percent of Net Asset Value	65.50%
C000018226 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000018226 | Taiwan Semiconductor Manufacturing Co. Ltd.FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000018226 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000018226 | Mastercard, Inc.FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000018226 | Blackrock, Inc.FR_09290D101
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000018226 | S&P Global, Inc.FR_78409V104
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000018226 | ASML Holding NVFR_ACI02GTQ9
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000018226 | Parker-Hannifin Corp.FR_701094104
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000018226 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000018226 | Home Depot, Inc.FR_437076102
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000018226 | Interactive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	41.70%
C000018226 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000018226 | IndustryFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000018226 | IndustryIT Services
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000018226 | IndustryBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000018226 | IndustryLife Sciences Tools & Services
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000018226 | IndustryHotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000018226 | IndustrySpecialty Retail
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000018226 | IndustryMachinery
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000018226 | IndustryTreasuries
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000018226 | IndustryCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000018226 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000018226 | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000018226 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000018226 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000018226 | United States
Holdings [Line Items]
Percent of Net Asset Value	65.50%
C000018227 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000018227 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000018227 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000018227 | Tesla, Inc.FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000018227 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000018227 | Oracle Corp.FR_68389X105
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000018227 | Netflix, Inc.FR_64110L106
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000018227 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000018227 | Boeing Co.FR_097023105
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000018227 | Visa, Inc.FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000018227 | Beverages
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000018227 | IndustryFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000018227 | IndustryIT Services
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000018227 | IndustryBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000018227 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000018227 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000018227 | IndustryBiotechnology
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000018227 | IndustryAerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000018227 | IndustryAutomobiles
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000018227 | IndustryEntertainment
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000018227 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000018227 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000018229 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000018229 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000018229 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000018229 | Tesla, Inc.FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000018229 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000018229 | Oracle Corp.FR_68389X105
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000018229 | Netflix, Inc.FR_64110L106
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000018229 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000018229 | Boeing Co.FR_097023105
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000018229 | Visa, Inc.FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000018229 | Beverages
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000018229 | IndustryFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000018229 | IndustryIT Services
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000018229 | IndustryBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000018229 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000018229 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000018229 | IndustryBiotechnology
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000018229 | IndustryAerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000018229 | IndustryAutomobiles
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000018229 | IndustryEntertainment
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000018229 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000018229 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000125484 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000125484 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000125484 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000125484 | Tesla, Inc.FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000125484 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000125484 | Oracle Corp.FR_68389X105
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000125484 | Netflix, Inc.FR_64110L106
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000125484 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000125484 | Boeing Co.FR_097023105
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000125484 | Visa, Inc.FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000125484 | Beverages
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000125484 | IndustryFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000125484 | IndustryIT Services
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000125484 | IndustryBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000125484 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000125484 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000125484 | IndustryBiotechnology
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000125484 | IndustryAerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000125484 | IndustryAutomobiles
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000125484 | IndustryEntertainment
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000125484 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000125484 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000018230 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000018230 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000018230 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000018230 | Tesla, Inc.FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000018230 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000018230 | Oracle Corp.FR_68389X105
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000018230 | Netflix, Inc.FR_64110L106
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000018230 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000018230 | Boeing Co.FR_097023105
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000018230 | Visa, Inc.FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000018230 | Beverages
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000018230 | IndustryFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000018230 | IndustryIT Services
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000018230 | IndustryBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000018230 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000018230 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000018230 | IndustryBiotechnology
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000018230 | IndustryAerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000018230 | IndustryAutomobiles
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000018230 | IndustryEntertainment
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000018230 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000018230 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000018239 | Cash & equivalents
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000018239 | US Treasury
Holdings [Line Items]
Percent of Net Asset Value	51.50%
C000018239 | Not rated
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000018239 | B
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000018239 | A
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000018239 | AA
Holdings [Line Items]
Percent of Net Asset Value	34.80%
C000018239 | AAA
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000018239 | ABS Car Loan
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000018239 | IndustryTreasuries
Holdings [Line Items]
Percent of Net Asset Value	52.10%
C000018239 | IndustryShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000018239 | IndustryNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000018239 | IndustryCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000018239 | IndustryAgency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	27.40%
C000018241 | Cash & equivalents
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000018241 | US Treasury
Holdings [Line Items]
Percent of Net Asset Value	51.50%
C000018241 | Not rated
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000018241 | B
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000018241 | A
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000018241 | AA
Holdings [Line Items]
Percent of Net Asset Value	34.80%
C000018241 | AAA
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000018241 | ABS Car Loan
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000018241 | IndustryTreasuries
Holdings [Line Items]
Percent of Net Asset Value	52.10%
C000018241 | IndustryShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000018241 | IndustryNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000018241 | IndustryCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000018241 | IndustryAgency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	27.40%
C000182250 | Cash & equivalents
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000182250 | US Treasury
Holdings [Line Items]
Percent of Net Asset Value	51.50%
C000182250 | Not rated
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000182250 | B
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000182250 | A
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000182250 | AA
Holdings [Line Items]
Percent of Net Asset Value	34.80%
C000182250 | AAA
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000182250 | ABS Car Loan
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000182250 | IndustryTreasuries
Holdings [Line Items]
Percent of Net Asset Value	52.10%
C000182250 | IndustryShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000182250 | IndustryNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000182250 | IndustryCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000182250 | IndustryAgency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	27.40%
C000018242 | Cash & equivalents
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000018242 | US Treasury
Holdings [Line Items]
Percent of Net Asset Value	51.50%
C000018242 | Not rated
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000018242 | B
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000018242 | A
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000018242 | AA
Holdings [Line Items]
Percent of Net Asset Value	34.80%
C000018242 | AAA
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000018242 | ABS Car Loan
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000018242 | IndustryTreasuries
Holdings [Line Items]
Percent of Net Asset Value	52.10%
C000018242 | IndustryShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000018242 | IndustryNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000018242 | IndustryCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000018242 | IndustryAgency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	27.40%
C000125486 | Construction Partners, Inc.FR_21044C107
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000125486 | Sterling Infrastructure, Inc.FR_859241101
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000125486 | Kratos Defense & Security Solutions, Inc.FR_50077B207
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000125486 | ESCO Technologies, Inc.FR_296315104
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000125486 | Ligand Pharmaceuticals, Inc.FR_53220K504
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000125486 | Varonis Systems, Inc.FR_922280102
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000125486 | MACOM Technology Solutions Holdings, Inc.FR_55405Y100
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000125486 | RBC Bearings, Inc.FR_75524B104
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000125486 | Advanced Energy Industries, Inc.FR_007973100
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000125486 | PJT Partners, Inc.FR_69343T107
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000125486 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000125486 | IndustryHotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000125486 | IndustryMachinery
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000125486 | IndustryCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000125486 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000125486 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000125486 | IndustryBiotechnology
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000125486 | IndustryAerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000125486 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000125486 | IndustryTrading Companies & Distributors
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000125486 | IndustryAutomobile Components
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000125486 | IndustryDiversified Consumer Services
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000125486 | IndustryHealth Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000125486 | IndustryElectronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000125486 | IndustryHealth Care Equipment & Supplies
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000125486 | IndustryConstruction & Engineering
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000018249 | Construction Partners, Inc.FR_21044C107
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000018249 | Sterling Infrastructure, Inc.FR_859241101
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000018249 | Kratos Defense & Security Solutions, Inc.FR_50077B207
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000018249 | ESCO Technologies, Inc.FR_296315104
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000018249 | Ligand Pharmaceuticals, Inc.FR_53220K504
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000018249 | Varonis Systems, Inc.FR_922280102
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000018249 | MACOM Technology Solutions Holdings, Inc.FR_55405Y100
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000018249 | RBC Bearings, Inc.FR_75524B104
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000018249 | Advanced Energy Industries, Inc.FR_007973100
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000018249 | PJT Partners, Inc.FR_69343T107
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000018249 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000018249 | IndustryHotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000018249 | IndustryMachinery
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000018249 | IndustryCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000018249 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000018249 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000018249 | IndustryBiotechnology
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000018249 | IndustryAerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000018249 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000018249 | IndustryTrading Companies & Distributors
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000018249 | IndustryAutomobile Components
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000018249 | IndustryDiversified Consumer Services
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000018249 | IndustryHealth Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000018249 | IndustryElectronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000018249 | IndustryHealth Care Equipment & Supplies
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000018249 | IndustryConstruction & Engineering
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000018250 | Construction Partners, Inc.FR_21044C107
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000018250 | Sterling Infrastructure, Inc.FR_859241101
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000018250 | Kratos Defense & Security Solutions, Inc.FR_50077B207
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000018250 | ESCO Technologies, Inc.FR_296315104
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000018250 | Ligand Pharmaceuticals, Inc.FR_53220K504
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000018250 | Varonis Systems, Inc.FR_922280102
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000018250 | MACOM Technology Solutions Holdings, Inc.FR_55405Y100
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000018250 | RBC Bearings, Inc.FR_75524B104
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000018250 | Advanced Energy Industries, Inc.FR_007973100
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000018250 | PJT Partners, Inc.FR_69343T107
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000018250 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000018250 | IndustryHotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000018250 | IndustryMachinery
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000018250 | IndustryCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000018250 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000018250 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000018250 | IndustryBiotechnology
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000018250 | IndustryAerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000018250 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000018250 | IndustryTrading Companies & Distributors
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000018250 | IndustryAutomobile Components
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000018250 | IndustryDiversified Consumer Services
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000018250 | IndustryHealth Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000018250 | IndustryElectronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000018250 | IndustryHealth Care Equipment & Supplies
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000018250 | IndustryConstruction & Engineering
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000216341 | RBC Bearings, Inc.FR_75524B104
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000216341 | Ciena Corp.FR_171779309
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000216341 | BWX Technologies, Inc.FR_05605H100
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000216341 | Insmed, Inc.FR_457669307
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000216341 | Casey's General Stores, Inc.FR_147528103
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000216341 | Guidewire Software, Inc.FR_40171V100
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000216341 | ITT, Inc.FR_45073V108
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000216341 | Trimble, Inc.FR_896239100
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000216341 | Karman Holdings, Inc.FR_485924104
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000216341 | Laureate Education, Inc.FR_518613203
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000216341 | Communications Equipment
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000216341 | IndustryHotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000216341 | IndustryMachinery
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000216341 | IndustryCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000216341 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000216341 | IndustryBiotechnology
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000216341 | IndustryAerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000216341 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000216341 | IndustryDiversified Consumer Services
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000216341 | IndustryHealth Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000216341 | IndustryElectronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000216341 | IndustryHealth Care Equipment & Supplies
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000216341 | IndustryConsumer Staples Distribution & Retail
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000157445 | RBC Bearings, Inc.FR_75524B104
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000157445 | Ciena Corp.FR_171779309
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000157445 | BWX Technologies, Inc.FR_05605H100
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000157445 | Insmed, Inc.FR_457669307
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000157445 | Casey's General Stores, Inc.FR_147528103
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000157445 | Guidewire Software, Inc.FR_40171V100
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000157445 | ITT, Inc.FR_45073V108
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000157445 | Trimble, Inc.FR_896239100
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000157445 | Karman Holdings, Inc.FR_485924104
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000157445 | Laureate Education, Inc.FR_518613203
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000157445 | Communications Equipment
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000157445 | IndustryHotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000157445 | IndustryMachinery
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000157445 | IndustryCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000157445 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000157445 | IndustryBiotechnology
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000157445 | IndustryAerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000157445 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000157445 | IndustryDiversified Consumer Services
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000157445 | IndustryHealth Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000157445 | IndustryElectronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000157445 | IndustryHealth Care Equipment & Supplies
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000157445 | IndustryConsumer Staples Distribution & Retail
Holdings [Line Items]
Percent of Net Asset Value	4.20%